Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	TOP SHIPS INC.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	8,310,004
Amendment Flag	false
Entity Central Index Key	0001296484
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1